Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 30% - Class A
Bar Chart Table:
Annual Return 2012	8.24%
Annual Return 2013	7.72%
Annual Return 2014	4.47%
Annual Return 2015	(0.60%)
Annual Return 2016	5.17%
Annual Return 2017	9.18%
Annual Return 2018	(3.24%)
Annual Return 2019	13.05%
Annual Return 2020	10.84%
Annual Return 2021	5.68%